SCHEDULE OF WARRANT ACTIVITY (Details) (Parenthetical) - shares	Mar. 31, 2025		Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Number of Shares, Outstanding, Balance	250	[1]	250	[2]	0.06	0.002

[1]	On March 3, 2025, the Company cancelled all the existing warrants (0.0002 Series A warrants, 0.0003 Series B warrants, and 0.0008 Series C warrants) held by an investor pursuant to a Warrant Exchange Agreement (see above).
[2]	The total warrants of 250 above which are exercisable into common stock consisted of the following: